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                       PETROL INDUSTRIES, INC.
                       202 N. THOMAS, SUITE 4
                     SHREVEPORT, LA  71107-6539



August 1, 2001



Securities & Exchange Commission
450 5th Street
Washington, DC  20549

                                  Re:  Petrol Industries, Inc.

Dear Sirs:

     Pursuant to regulations of the Securities & Exchange Commission, submitted herewith for filing on behalf of Mr. Joseph
M. Rodano, President of Petrol Industries, Inc. (the "Company"), is a Schedule 13D/Amendment No. 29 being filed by Mr. Rodano in connection with his recent purchase of shares of the Company's common stock. Please note that this form is being filed without exhibits, as none are required. Also note that there is no filing fee, as Mr. Rodano has previously filed statements indicating that he owns 5% or more of the Company's common stock.

     This filing is being effected by direct transmission to the Commission's EDGAR System.

                                  Sincerely,

                                  PETROL INDUSTRIES, INC.



                                  Arlys C. Milan
                                  Vice President